Bonds and Loans - Schedule of Composition of Loans (Details) ¥ in Millions, $ in Millions	Mar. 31, 2023 JPY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 JPY (¥)
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 724,027		¥ 708,055
Syndicated Loans 2016
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	200,000
JPY (millions) Carrying amount	¥ 200,000		200,000
Syndicated Loans 2016 | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.20%	0.20%
Syndicated Loans 2016 | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.30%	0.30%
Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 113,500
JPY (millions) Carrying amount	¥ 113,500		113,500
Interest rate (%)	0.35%	0.35%
USD Syndicated Loans 2017
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $		$ 1,500
JPY (millions) Carrying amount	¥ 199,993		183,028
USD Syndicated Loans 2017 | LIBOR
Disclosure of detailed information about borrowings [line items]
Spread on variable interest rate	0.50%	0.50%
Bilateral Loans
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 210,000
JPY (millions) Carrying amount	¥ 210,000		210,000
Bilateral Loans | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.19%	0.19%
Bilateral Loans | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.815%	0.815%
Other
Disclosure of detailed information about borrowings [line items]
JPY (millions) Carrying amount	¥ 534		¥ 1,527